Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		5 Months Ended	12 Months Ended
	Feb. 28, 2016	Feb. 15, 2016	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 13, 2016
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid			$ 4,826	$ 35,524	$ 4,826	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Expiration Date	Jan. 01, 2020
Distribution Made to Limited Partner, Cash Distributions Paid		$ 10,900
Distribution Made To Limited Partner Quarterly Distributions Paid Per Unit		$ 0.4125
Due to Related Parties	$ 47,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 85,000
Cash Distribution Per Share							$ 0.4125